N-4		1 Months Ended
	Apr. 14, 2026	Jan. 29, 2026	Dec. 14, 2025	Nov. 14, 2025	Oct. 14, 2025
Prospectus:
Document Type	EX-99.4R HISTORIC
Entity Registrant Name	LINCOLN NATIONAL LIFE INSURANCE CO /IN/
Entity Central Index Key	0000726865
Entity Investment Company Type	N-4
Document Period End Date	Apr. 14, 2026
Amendment Flag	false
Level Advantage 2 Income B Share
Non-variable Annuities [Line Items]
Non-variable Annuities [Text Block]
Lincoln Level Advantage 2 IncomeSM B-Share
Index Name	12/16/2024 - 1/14/2025	1/15/2025 - 2/17/2025	2/18/2025 - 3/16/2025	3/17/2025 - 4/14/2025	4/15/2025 - 5/14/2025	5/15/2025 - 6/15/2025	6/16/2025 - 7/17/2025	7/18/2025 - 8/14/2025	8/15/2025 - 9/14/2025	9/15/2025 - 10/14/2025	10/15/2025 - 11/14/2025	11/15/2025 - 12/14/2025	12/15/2025 - 1/29/2026
1 Year S&P 500® Price Return Index Performance Cap 10% Protection Level	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	17.00%	17.00%	17.00%	16.00%
1 Year S&P 500® Price Return Index Performance Cap 15% Protection Level	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	13.50%	13.50%	13.50%	13.50%
1 Year S&P 500® Price Return Index Performance Cap 20% Protection Level	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	11.75%	11.75%	11.75%	11.50%
1 Year S&P 500® Price Return Index Performance Cap 100% Protection Level	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	7.00%	7.00%	7.00%	7.00%
1 Year Russell 2000® Price Return Index Performance Cap 10% Protection Level	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	20.00%	20.00%	20.00%	20.00%
1 Year MSCI EAFE Index Performance Cap 10% Protection Level	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	20.00%	20.00%	20.00%	20.00%
1 Year Capital Strength Net Fee Index Performance Cap 10% Protection Level	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	16.50%	16.50%	16.50%	16.50%
1 Year Capital Strength Net Fee Index Performance Cap 15% Protection Level	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	11.75%	11.75%	11.75%	11.75%
1 Year First Trust American Leadership IndexSM Performance Cap 10% Protection Level	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	18.00%	18.00%	18.00%	18.00%
1 Year First Trust American Leadership IndexSM Performance Cap 15% Protection Level	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	15.00%	15.00%	15.00%	15.00%
1 Year Capital Group Growth ETF Performance Cap 10% Protection Level	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	18.00%	18.00%	18.00%	18.00%
1 Year Capital Group Growth ETF Performance Cap 15% Protection Level	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	14.50%	14.50%	14.50%	14.50%
1 Year Capital Group Global Growth Equity ETF Performance Cap 10% Protection Level	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	16.00%	16.00%	16.00%	16.00%
1 Year Capital Group Global Growth Equity ETF Performance Cap 15% Protection Level	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	13.00%	13.00%	13.00%	13.00%
1 Year S&P 500® Price Return Index Dual Performance Trigger Rate 10% Protection Level	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	7.25%	7.25%	7.25%	7.25%
1 Year Russell 2000® Price Return Index Dual Performance Trigger Rate 10% Protection Level	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	8.00%	8.00%	8.00%	8.00%
1 Year Capital strength Net Fee Index Dual Performance Trigger Rate 10% Protection Level	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	7.00%	7.00%	7.00%	7.00%
1 Year First Trust American Leadership IndexTM Dual Performance Trigger Rate 10% Protection Level	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	7.25%	7.25%	7.25%	7.25%
1 Year Capital Group Growth ETF Dual Performance Trigger Rate 10% Protection Level	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	9.00%	9.00%	9.00%	9.00%
1 Year Capital Group Global Growth Equity ETF Dual Performance Trigger Rate 10% Protection Level	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	8.00%	8.00%	8.00%	8.00%
1 Year S&P 500® Price Return Index Performance Trigger Rate 10% Protection Level	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	12.00%	12.00%	12.00%	12.00%
1 Year S&P 500® Price Return Index Performance Trigger Rate 15% Protection Level	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	10.00%	10.00%	10.00%	10.00%
1 Year S&P 500® Price Return Index Performance Trigger Rate 20% Protection Level	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	9.25%	9.25%	9.25%	9.25%
1 Year Capital Group Growth ETF Performance Trigger Rate 10% Protection Level	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	13.00%	13.00%	13.00%	13.00%
1 Year Capital Group Growth ETF Performance Trigger Rate 15% Protection Level	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	11.50%	11.50%	11.50%	11.50%
1 Year Capital Group Global Growth Equity ETF Performance Trigger Rate 10% Protection Level	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	11.50%	11.50%	11.50%	11.50%
1 Year Capital Group Global Growth Equity ETF Performance Trigger Rate 15% Protection Level	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	10.50%	10.50%	10.50%	10.50%
3 Year S&P 500® Price Return Index Participation Rate 10% Protection Level	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	110.00%	110.00%	110.00%	110.00%
3 Year Capital Strength Net Fee IndexSM Participation Rate 10% Proction Level	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	120.00%	120.00%	120.00%	120.00%
3 Year First Trust American Leadership IndexTM Participation Rate 10% Protection Level	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	115.00%	115.00%	115.00%	115.00%
6 Year S&P 500® Price Return Index Performance Cap Annual Lock 10% Protection Level	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	12.50%	12.50%	12.50%	12.50%
6 Year Russell 2000® Price Return Index Peformance Cap Annual Lock 10% Protection Level	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	14.50%	14.50%	14.50%	14.50%
6 Year S&P 500® Price Return Index Performance Cap 15% Protection Level	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	250.00%	250.00%	250.00%	175.00%
6 Year S&P 500® Price Return Index Performance Cap 20% Protection Level	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	100.00%	100.00%	100.00%	100.00%
6 Year S&P 500® Price Return Index Performance Cap 25% Protection Level	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	75.00%	75.00%	75.00%	75.00%
6 Year S&P 500® Price Return Index Performance Cap 30% Protection Level	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	65.00%	65.00%	65.00%	65.00%
6 Year Russell 2000® Price Return Index Performance Cap 15% Protection Level	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	100.00%	100.00%	100.00%	100.00%
6 Year Russell 2000® Price Return Index Performance Cap 20% Protection Level	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	90.00%	90.00%	90.00%	90.00%
6 Year Russell 2000® Price Return Index Performance Cap 25% Protection Level	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	85.00%	85.00%	85.00%	85.00%
6 Year Russell 2000® Price Return Index Performance Cap 30% Protection Level	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	80.00%	80.00%	80.00%	80.00%
6 Year Capital Strength Net Fee IndexSM Performance Cap 15% Protection Level	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	999.00%	999.00%	999.00%	999.00%
6 Year Capital Strength Net Fee IndexSM Performance Cap 20% Protection Level	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	200.00%	200.00%	200.00%	200.00%
6 Year Capital Strength Net Fee IndexSM Performance Cap 25% Protection Level	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	90.00%	90.00%	90.00%	85.00%
6 Year Capital Strength Net Fee IndexSM Performance Cap 30% Protection Level	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	70.00%	70.00%	70.00%	70.00%
6 Year First Trust American Leadership IndexTM Performance Cap 15% Protection Level	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	200.00%	200.00%	200.00%	150.00%
6 Year First Trust American Leadership IndexTM Performance Cap 20% Protection Level	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	90.00%	90.00%	90.00%	90.00%
6 Year First Trust American Leadership IndexTM Performance Cap 25% Protection Level	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	70.00%	70.00%	70.00%	70.00%
6 Year First Trust American Leadership IndexTM Performance Cap 30% Protection Level	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	65.00%	65.00%	65.00%	65.00%
6 Year S&P 500® Price Return index Participation Rate 10% Protection Level	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	103.00%	103.00%	103.00%	103.00%
6 Year Russell 2000® Price Return Index Participation Rate 10% Protection Level	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	100.00%	100.00%	100.00%	100.00%
6 Year MSCI EAFE Index Participation Rate 10% Protection Level	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	125.00%	125.00%	125.00%	125.00%
6 Year Capital Strength Net Fee IndexSM Participation Rate 10% Protection Level	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	110.00%	110.00%	110.00%	110.00%
6 Year First Trust American Leadership IndexTM Participation Rate 10% Protection Level	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	110.00%	110.00%	110.00%	105.00%
6 Year S&P 500® Price Return Index Dual10 Plus	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	125.00%	125.00%	125.00%	105.00%
6 Year S&P 500® Price Return Index Dual15 Plus	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	90.00%	90.00%	90.00%	80.00%
6 Year Russell 2000® Price Return Index Dual15 Plus	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	100.00%	100.00%	100.00%	100.00%
6 Year Capital Strength Net Fee IndexSM Dual15 Plus	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	70.00%	70.00%	70.00%	60.00%
6 Year First Trust American Leadership IndexTM Dual15 Plus	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	115.00%	115.00%	115.00%	105.00%

Level Advantage 2 Income B Share | SP 500 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		16.00%	17.00%	17.00%	17.00%
Level Advantage 2 Income B Share | SP 500 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 15 | Postive Return [Member] | Point To Point 1 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		13.50%	13.50%	13.50%	13.50%
Level Advantage 2 Income B Share | SP 500 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 15 | Postive Return [Member] | Point To Point 6 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		175.00%	250.00%	250.00%	250.00%
Level Advantage 2 Income B Share | SP 500 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 20 | Postive Return [Member] | Point To Point 1 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		11.50%	11.75%	11.75%	11.75%
Level Advantage 2 Income B Share | SP 500 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 20 | Postive Return [Member] | Point To Point 6 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		100.00%	100.00%	100.00%	100.00%
Level Advantage 2 Income B Share | SP 500 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 100 | Postive Return [Member] | Point To Point 1 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		7.00%	7.00%	7.00%	7.00%
Level Advantage 2 Income B Share | SP 500 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 25 | Postive Return [Member] | Point To Point 6 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		75.00%	75.00%	75.00%	75.00%
Level Advantage 2 Income B Share | SP 500 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 30 | Postive Return [Member] | Point To Point 6 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		65.00%	65.00%	65.00%	65.00%
Level Advantage 2 Income B Share | SP 500 Price Return Index | Participation Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 6 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		103.00%	103.00%	103.00%	103.00%
Level Advantage 2 Income B Share | SP 500 Price Return Index | Participation Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 3 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		110.00%	110.00%	110.00%	110.00%
Level Advantage 2 Income B Share | SP 500 Price Return Index | Performance Trigger Rate | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		12.00%	12.00%	12.00%	12.00%
Level Advantage 2 Income B Share | SP 500 Price Return Index | Performance Trigger Rate | Protection Level 15 | Postive Return [Member] | Point To Point 1 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		10.00%	10.00%	10.00%	10.00%
Level Advantage 2 Income B Share | SP 500 Price Return Index | Performance Trigger Rate | Protection Level 20 | Postive Return [Member] | Point To Point 1 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		9.25%	9.25%	9.25%	9.25%
Level Advantage 2 Income B Share | SP 500 Price Return Index | Dual Performance Trigger Rate | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		7.25%	7.25%	7.25%	7.25%
Level Advantage 2 Income B Share | SP 500 Price Return Index | Dual Rate | Dual Plus 10 | Postive Return [Member] | Point To Point 6 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		105.00%	125.00%	125.00%	125.00%
Level Advantage 2 Income B Share | SP 500 Price Return Index | Dual Rate | Dual Plus 15 | Postive Return [Member] | Point To Point 6 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		80.00%	90.00%	90.00%	90.00%
Level Advantage 2 Income B Share | SP 500 Price Return Index | Performance Cap Annual Lock | Protection Level 10 | Postive Return [Member] | Point To Point 6 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		12.50%	12.50%	12.50%	12.50%
Level Advantage 2 Income B Share | Russell 2000 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		20.00%	20.00%	20.00%	20.00%
Level Advantage 2 Income B Share | Russell 2000 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 15 | Postive Return [Member] | Point To Point 6 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		100.00%	100.00%	100.00%	100.00%
Level Advantage 2 Income B Share | Russell 2000 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 20 | Postive Return [Member] | Point To Point 6 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		90.00%	90.00%	90.00%	90.00%
Level Advantage 2 Income B Share | Russell 2000 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 25 | Postive Return [Member] | Point To Point 6 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		85.00%	85.00%	85.00%	85.00%
Level Advantage 2 Income B Share | Russell 2000 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 30 | Postive Return [Member] | Point To Point 6 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		80.00%	80.00%	80.00%	80.00%
Level Advantage 2 Income B Share | Russell 2000 Price Return Index | Participation Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 6 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		100.00%	100.00%	100.00%	100.00%
Level Advantage 2 Income B Share | Russell 2000 Price Return Index | Dual Performance Trigger Rate | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		8.00%	8.00%	8.00%	8.00%
Level Advantage 2 Income B Share | Russell 2000 Price Return Index | Dual Rate | Dual Plus 15 | Postive Return [Member] | Point To Point 6 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		100.00%	100.00%	100.00%	100.00%
Level Advantage 2 Income B Share | Russell 2000 Price Return Index | Performance Cap Annual Lock | Protection Level 10 | Postive Return [Member] | Point To Point 6 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		14.50%	14.50%	14.50%	14.50%
Level Advantage 2 Income B Share | Capital Strength Net Fee Index | Cap Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		16.50%	16.50%	16.50%	16.50%
Level Advantage 2 Income B Share | Capital Strength Net Fee Index | Cap Rate Return Limit [Member] | Protection Level 15 | Postive Return [Member] | Point To Point 1 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		11.75%	11.75%	11.75%	11.75%
Level Advantage 2 Income B Share | Capital Strength Net Fee Index | Cap Rate Return Limit [Member] | Protection Level 15 | Postive Return [Member] | Point To Point 6 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		999.00%	999.00%	999.00%	999.00%
Level Advantage 2 Income B Share | Capital Strength Net Fee Index | Cap Rate Return Limit [Member] | Protection Level 20 | Postive Return [Member] | Point To Point 6 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		200.00%	200.00%	200.00%	200.00%
Level Advantage 2 Income B Share | Capital Strength Net Fee Index | Cap Rate Return Limit [Member] | Protection Level 25 | Postive Return [Member] | Point To Point 6 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		85.00%	90.00%	90.00%	90.00%
Level Advantage 2 Income B Share | Capital Strength Net Fee Index | Cap Rate Return Limit [Member] | Protection Level 30 | Postive Return [Member] | Point To Point 6 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		70.00%	70.00%	70.00%	70.00%
Level Advantage 2 Income B Share | Capital Strength Net Fee Index | Participation Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 6 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		110.00%	110.00%	110.00%	110.00%
Level Advantage 2 Income B Share | Capital Strength Net Fee Index | Participation Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 3 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		120.00%	120.00%	120.00%	120.00%
Level Advantage 2 Income B Share | Capital Strength Net Fee Index | Dual Performance Trigger Rate | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		7.00%	7.00%	7.00%	7.00%
Level Advantage 2 Income B Share | Capital Strength Net Fee Index | Dual Rate | Dual Plus 15 | Postive Return [Member] | Point To Point 6 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		60.00%	70.00%	70.00%	70.00%
Level Advantage 2 Income B Share | First Trust American Leadership Index | Cap Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		18.00%	18.00%	18.00%	18.00%
Level Advantage 2 Income B Share | First Trust American Leadership Index | Cap Rate Return Limit [Member] | Protection Level 15 | Postive Return [Member] | Point To Point 1 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		15.00%	15.00%	15.00%	15.00%
Level Advantage 2 Income B Share | First Trust American Leadership Index | Cap Rate Return Limit [Member] | Protection Level 15 | Postive Return [Member] | Point To Point 6 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		150.00%	200.00%	200.00%	200.00%
Level Advantage 2 Income B Share | First Trust American Leadership Index | Cap Rate Return Limit [Member] | Protection Level 20 | Postive Return [Member] | Point To Point 6 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		90.00%	90.00%	90.00%	90.00%
Level Advantage 2 Income B Share | First Trust American Leadership Index | Cap Rate Return Limit [Member] | Protection Level 25 | Postive Return [Member] | Point To Point 6 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		70.00%	70.00%	70.00%	70.00%
Level Advantage 2 Income B Share | First Trust American Leadership Index | Cap Rate Return Limit [Member] | Protection Level 30 | Postive Return [Member] | Point To Point 6 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		65.00%	65.00%	65.00%	65.00%
Level Advantage 2 Income B Share | First Trust American Leadership Index | Participation Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 6 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		105.00%	110.00%	110.00%	110.00%
Level Advantage 2 Income B Share | First Trust American Leadership Index | Participation Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 3 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		115.00%	115.00%	115.00%	115.00%
Level Advantage 2 Income B Share | First Trust American Leadership Index | Dual Performance Trigger Rate | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		7.25%	7.25%	7.25%	7.25%
Level Advantage 2 Income B Share | First Trust American Leadership Index | Dual Rate | Dual Plus 15 | Postive Return [Member] | Point To Point 6 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		105.00%	115.00%	115.00%	115.00%
Level Advantage 2 Income B Share | Capital Group Growth ETF | Cap Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		18.00%	18.00%	18.00%	18.00%
Level Advantage 2 Income B Share | Capital Group Growth ETF | Cap Rate Return Limit [Member] | Protection Level 15 | Postive Return [Member] | Point To Point 1 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		14.50%	14.50%	14.50%	14.50%
Level Advantage 2 Income B Share | Capital Group Growth ETF | Performance Trigger Rate | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		13.00%	13.00%	13.00%	13.00%
Level Advantage 2 Income B Share | Capital Group Growth ETF | Performance Trigger Rate | Protection Level 15 | Postive Return [Member] | Point To Point 1 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		11.50%	11.50%	11.50%	11.50%
Level Advantage 2 Income B Share | Capital Group Growth ETF | Dual Performance Trigger Rate | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		9.00%	9.00%	9.00%	9.00%
Level Advantage 2 Income B Share | Capital Group Global Growth Equity ETF | Cap Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		16.00%	16.00%	16.00%	16.00%
Level Advantage 2 Income B Share | Capital Group Global Growth Equity ETF | Cap Rate Return Limit [Member] | Protection Level 15 | Postive Return [Member] | Point To Point 1 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		13.00%	13.00%	13.00%	13.00%
Level Advantage 2 Income B Share | Capital Group Global Growth Equity ETF | Performance Trigger Rate | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		11.50%	11.50%	11.50%	11.50%
Level Advantage 2 Income B Share | Capital Group Global Growth Equity ETF | Performance Trigger Rate | Protection Level 15 | Postive Return [Member] | Point To Point 1 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		10.50%	10.50%	10.50%	10.50%
Level Advantage 2 Income B Share | Capital Group Global Growth Equity ETF | Dual Performance Trigger Rate | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		8.00%	8.00%	8.00%	8.00%
Level Advantage 2 Income B Share | MSCI EAFE Index | Cap Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		20.00%	20.00%	20.00%	20.00%
Level Advantage 2 Income B Share | MSCI EAFE Index | Participation Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 6 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		125.00%	125.00%	125.00%	125.00%
Level Advantage 2 Income Advisory
Non-variable Annuities [Line Items]
Non-variable Annuities [Text Block]
Lincoln Level Advantage 2 IncomeSM Advisory
Index Name	12/16/2024 - 1/14/2025	1/15/2025 - 2/17/2025	2/18/2025 - 3/16/2025	3/17/2025 - 4/14/2025	4/15/2025 - 5/14/2025	5/15/2025 - 6/15/2025	6/16/2025 - 7/17/2025	7/18/2025 - 8/14/2025	8/15/2025 - 9/14/2025	9/15/2025 - 10/14/2025	10/15/2025 - 11/14/2025	11/15/2025 - 12/14/2025	12/15/2025 - 1/29/2026
1 Year S&P 500® Price Return Index Performance Cap 10% Protection Level	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	19.00%	19.00%	19.00%	18.00%
1 Year S&P 500® Price Return Index Performance Cap 15% Protection Level	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	15.50%	15.50%	15.50%	15.50%
1 Year S&P 500® Price Return Index Performance Cap 20% Protection Level	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	13.50%	13.50%	13.50%	13.25%
1 Year S&P 500® Price Return Index Performance Cap 100% Protection Level	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	9.00%	9.00%	9.00%	9.00%
1 Year Russell 2000® Price Return Index Performance Cap 10% Protection Level	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	23.00%	23.00%	23.00%	23.00%
1 Year MSCI EAFE Index Performance Cap 10% Protection Level	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	23.00%	23.00%	23.00%	23.00%
1 Year Capital Strength Net Fee Index Performance Cap 10% Protection Level	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	19.00%	19.00%	19.00%	19.00%
1 Year Capital Strength Net Fee Index Performance Cap 15% Protection Level	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	12.25%	12.25%	12.25%	12.25%
1 Year First Trust American Leadership IndexSM Performance Cap 10% Protection Level	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	21.00%	21.00%	21.00%	21.00%
1 Year First Trust American Leadership IndexSM Performance Cap 15% Protection Level	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	17.00%	17.00%	17.00%	17.00%
1 Year Capital Group Growth ETF Performance Cap 10% Protection Level	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	19.50%	19.50%	19.50%	19.50%
1 Year Capital Group Growth ETF Performance Cap 15% Protection Level	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	16.50%	16.50%	16.50%	16.50%
1 Year Capital Group Global Growth Equity ETF Performance Cap 10% Protection Level	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	17.00%	17.00%	17.00%	17.00%
1 Year Capital Group Global Growth Equity ETF Performance Cap 15% Protection Level	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	15.00%	15.00%	15.00%	15.00%
1 Year S&P 500® Price Return Index Dual Performance Trigger Rate 10% Protection Level	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	7.75%	7.75%	7.75%	7.75%
1 Year Russell 2000® Price Return Index Dual Performance Trigger Rate 10% Protection Level	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	8.50%	8.50%	8.50%	8.50%
1 Year Capital strength Net Fee Index Dual Performance Trigger Rate 10% Protection Level	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	7.50%	7.50%	7.50%	7.50%
1 Year First Trust American Leadership IndexTM Dual Performance Trigger Rate 10% Protection Level	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	7.75%	7.75%	7.75%	7.75%
1 Year Capital Group Growth ETF Dual Performance Trigger Rate 10% Protection Level	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	9.50%	9.50%	9.50%	9.50%
1 Year Capital Group Global Growth Equity ETF Dual Performance Trigger Rate 10% Protection Level	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	8.50%	8.50%	8.50%	8.50%
1 Year S&P 500® Price Return Index Performance Trigger Rate 10% Protection Level	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	12.75%	12.75%	12.75%	12.75%
1 Year S&P 500® Price Return Index Performance Trigger Rate 15% Protection Level	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	10.50%	10.50%	10.50%	10.50%
1 Year S&P 500® Price Return Index Performance Trigger Rate 20% Protection Level	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	10.00%	10.00%	10.00%	10.00%
1 Year Capital Group Growth ETF Performance Trigger Rate 10% Protection Level	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	13.75%	13.75%	13.75%	13.75%
1 Year Capital Group Growth ETF Performance Trigger Rate 15% Protection Level	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	12.25%	12.25%	12.25%	12.25%
1 Year Capital Group Global Growth Equity ETF Performance Trigger Rate 10% Protection Level	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	12.25%	12.25%	12.25%	12.25%
1 Year Capital Group Global Growth Equity ETF Performance Trigger Rate 15% Protection Level	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	11.00%	11.00%	11.00%	11.00%
3 Year S&P 500® Price Return Index Participation Rate 10% Protection Level	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	115.00%	115.00%	115.00%	115.00%
3 Year Capital Strength Net Fee IndexSM Participation Rate 10% Proction Level	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	123.00%	123.00%	123.00%	123.00%
3 Year First Trust American Leadership IndexTM Participation Rate 10% Protection Level	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	120.00%	120.00%	120.00%	120.00%
6 Year S&P 500® Price Return Index Performance Cap Annual Lock 10% Protection Level	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	15.00%	15.00%	15.00%	15.00%
6 Year Russell 2000® Price Return Index Peformance Cap Annual Lock 10% Protection Level	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	16.50%	16.50%	16.50%	16.50%
6 Year S&P 500® Price Return Index Performance Cap 15% Protection Level	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	999.00%	999.00%	999.00%	999.00%
6 Year S&P 500® Price Return Index Performance Cap 20% Protection Level	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	500.00%	500.00%	500.00%	500.00%
6 Year S&P 500® Price Return Index Performance Cap 25% Protection Level	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	350.00%	350.00%	350.00%	350.00%
6 Year S&P 500® Price Return Index Performance Cap 30% Protection Level	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	250.00%	250.00%	250.00%	250.00%
6 Year Russell 2000® Price Return Index Performance Cap 15% Protection Level	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	999.00%	999.00%	999.00%	999.00%
6 Year Russell 2000® Price Return Index Performance Cap 20% Protection Level	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	500.00%	500.00%	500.00%	500.00%
6 Year Russell 2000® Price Return Index Performance Cap 25% Protection Level	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	350.00%	350.00%	350.00%	350.00%
6 Year Russell 2000® Price Return Index Performance Cap 30% Protection Level	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	250.00%	250.00%	250.00%	250.00%
6 Year Capital Strength Net Fee IndexSM Performance Cap 15% Protection Level	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	999.00%	999.00%	999.00%	999.00%
6 Year Capital Strength Net Fee IndexSM Performance Cap 20% Protection Level	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	500.00%	500.00%	500.00%	500.00%
6 Year Capital Strength Net Fee IndexSM Performance Cap 25% Protection Level	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	350.00%	350.00%	350.00%	350.00%
6 Year Capital Strength Net Fee IndexSM Performance Cap 30% Protection Level	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	250.00%	250.00%	250.00%	250.00%
6 Year First Trust American Leadership IndexTM Performance Cap 15% Protection Level	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	999.00%	999.00%	999.00%	999.00%
6 Year First Trust American Leadership IndexTM Performance Cap 20% Protection Level	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	500.00%	500.00%	500.00%	500.00%
6 Year First Trust American Leadership IndexTM Performance Cap 25% Protection Level	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	350.00%	350.00%	350.00%	350.00%
6 Year First Trust American Leadership IndexTM Performance Cap 30% Protection Level	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	250.00%	250.00%	250.00%	250.00%
6 Year S&P 500® Price Return index Participation Rate 10% Protection Level	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	115.00%	115.00%	115.00%	115.00%
6 Year Russell 2000® Price Return Index Participation Rate 10% Protection Level	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	120.00%	120.00%	120.00%	120.00%
6 Year MSCI EAFE Index Participation Rate 10% Protection Level	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	140.00%	140.00%	140.00%	140.00%
6 Year Capital Strength Net Fee IndexSM Participation Rate 10% Protection Level	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	130.00%	130.00%	130.00%	130.00%
6 Year First Trust American Leadership IndexTM Participation Rate 10% Protection Level	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	125.00%	125.00%	125.00%	120.00%
6 Year S&P 500® Price Return Index Dual10 Plus	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	999.00%	999.00%	999.00%	999.00%
6 Year S&P 500® Price Return Index Dual15 Plus	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	300.00%	300.00%	300.00%	200.00%
6 Year Russell 2000® Price Return Index Dual15 Plus	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	150.00%	150.00%	150.00%	150.00%
6 Year Capital Strength Net Fee IndexSM Dual15 Plus	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	300.00%	300.00%	300.00%	200.00%
6 Year First Trust American Leadership IndexTM Dual15 Plus	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	300.00%	300.00%	300.00%	200.00%

Level Advantage 2 Income Advisory | SP 500 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		18.00%	19.00%	19.00%	19.00%
Level Advantage 2 Income Advisory | SP 500 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 15 | Postive Return [Member] | Point To Point 1 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		15.50%	15.50%	15.50%	15.50%
Level Advantage 2 Income Advisory | SP 500 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 15 | Postive Return [Member] | Point To Point 6 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		999.00%	999.00%	999.00%	999.00%
Level Advantage 2 Income Advisory | SP 500 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 20 | Postive Return [Member] | Point To Point 1 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		13.25%	13.50%	13.50%	13.50%
Level Advantage 2 Income Advisory | SP 500 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 20 | Postive Return [Member] | Point To Point 6 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		500.00%	500.00%	500.00%	500.00%
Level Advantage 2 Income Advisory | SP 500 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 100 | Postive Return [Member] | Point To Point 1 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		9.00%	9.00%	9.00%	9.00%
Level Advantage 2 Income Advisory | SP 500 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 25 | Postive Return [Member] | Point To Point 6 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		350.00%	350.00%	350.00%	350.00%
Level Advantage 2 Income Advisory | SP 500 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 30 | Postive Return [Member] | Point To Point 6 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		250.00%	250.00%	250.00%	250.00%
Level Advantage 2 Income Advisory | SP 500 Price Return Index | Participation Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 6 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		115.00%	115.00%	115.00%	115.00%
Level Advantage 2 Income Advisory | SP 500 Price Return Index | Participation Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 3 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		115.00%	115.00%	115.00%	115.00%
Level Advantage 2 Income Advisory | SP 500 Price Return Index | Performance Trigger Rate | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		12.75%	12.75%	12.75%	12.75%
Level Advantage 2 Income Advisory | SP 500 Price Return Index | Performance Trigger Rate | Protection Level 15 | Postive Return [Member] | Point To Point 1 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		10.50%	10.50%	10.50%	10.50%
Level Advantage 2 Income Advisory | SP 500 Price Return Index | Performance Trigger Rate | Protection Level 20 | Postive Return [Member] | Point To Point 1 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		10.00%	10.00%	10.00%	10.00%
Level Advantage 2 Income Advisory | SP 500 Price Return Index | Dual Performance Trigger Rate | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		7.75%	7.75%	7.75%	7.75%
Level Advantage 2 Income Advisory | SP 500 Price Return Index | Dual Rate | Dual Plus 10 | Postive Return [Member] | Point To Point 6 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		999.00%	999.00%	999.00%	999.00%
Level Advantage 2 Income Advisory | SP 500 Price Return Index | Dual Rate | Dual Plus 15 | Postive Return [Member] | Point To Point 6 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		200.00%	300.00%	300.00%	300.00%
Level Advantage 2 Income Advisory | SP 500 Price Return Index | Performance Cap Annual Lock | Protection Level 10 | Postive Return [Member] | Point To Point 6 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		15.00%	15.00%	15.00%	15.00%
Level Advantage 2 Income Advisory | Russell 2000 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		23.00%	23.00%	23.00%	23.00%
Level Advantage 2 Income Advisory | Russell 2000 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 15 | Postive Return [Member] | Point To Point 6 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		999.00%	999.00%	999.00%	999.00%
Level Advantage 2 Income Advisory | Russell 2000 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 20 | Postive Return [Member] | Point To Point 6 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		500.00%	500.00%	500.00%	500.00%
Level Advantage 2 Income Advisory | Russell 2000 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 25 | Postive Return [Member] | Point To Point 6 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		350.00%	350.00%	350.00%	350.00%
Level Advantage 2 Income Advisory | Russell 2000 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 30 | Postive Return [Member] | Point To Point 6 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		250.00%	250.00%	250.00%	250.00%
Level Advantage 2 Income Advisory | Russell 2000 Price Return Index | Participation Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 6 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		120.00%	120.00%	120.00%	120.00%
Level Advantage 2 Income Advisory | Russell 2000 Price Return Index | Dual Performance Trigger Rate | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		8.50%	8.50%	8.50%	8.50%
Level Advantage 2 Income Advisory | Russell 2000 Price Return Index | Dual Rate | Dual Plus 15 | Postive Return [Member] | Point To Point 6 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		150.00%	150.00%	150.00%	150.00%
Level Advantage 2 Income Advisory | Russell 2000 Price Return Index | Performance Cap Annual Lock | Protection Level 10 | Postive Return [Member] | Point To Point 6 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		16.50%	16.50%	16.50%	16.50%
Level Advantage 2 Income Advisory | Capital Strength Net Fee Index | Cap Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		19.00%	19.00%	19.00%	19.00%
Level Advantage 2 Income Advisory | Capital Strength Net Fee Index | Cap Rate Return Limit [Member] | Protection Level 15 | Postive Return [Member] | Point To Point 1 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		12.25%	12.25%	12.25%	12.25%
Level Advantage 2 Income Advisory | Capital Strength Net Fee Index | Cap Rate Return Limit [Member] | Protection Level 15 | Postive Return [Member] | Point To Point 6 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		999.00%	999.00%	999.00%	999.00%
Level Advantage 2 Income Advisory | Capital Strength Net Fee Index | Cap Rate Return Limit [Member] | Protection Level 20 | Postive Return [Member] | Point To Point 6 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		500.00%	500.00%	500.00%	500.00%
Level Advantage 2 Income Advisory | Capital Strength Net Fee Index | Cap Rate Return Limit [Member] | Protection Level 25 | Postive Return [Member] | Point To Point 6 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		350.00%	350.00%	350.00%	350.00%
Level Advantage 2 Income Advisory | Capital Strength Net Fee Index | Cap Rate Return Limit [Member] | Protection Level 30 | Postive Return [Member] | Point To Point 6 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		250.00%	250.00%	250.00%	250.00%
Level Advantage 2 Income Advisory | Capital Strength Net Fee Index | Participation Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 6 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		130.00%	130.00%	130.00%	130.00%
Level Advantage 2 Income Advisory | Capital Strength Net Fee Index | Participation Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 3 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		123.00%	123.00%	123.00%	123.00%
Level Advantage 2 Income Advisory | Capital Strength Net Fee Index | Dual Performance Trigger Rate | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		7.50%	7.50%	7.50%	7.50%
Level Advantage 2 Income Advisory | Capital Strength Net Fee Index | Dual Rate | Dual Plus 15 | Postive Return [Member] | Point To Point 6 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		200.00%	300.00%	300.00%	300.00%
Level Advantage 2 Income Advisory | First Trust American Leadership Index | Cap Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		21.00%	21.00%	21.00%	21.00%
Level Advantage 2 Income Advisory | First Trust American Leadership Index | Cap Rate Return Limit [Member] | Protection Level 15 | Postive Return [Member] | Point To Point 1 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		17.00%	17.00%	17.00%	17.00%
Level Advantage 2 Income Advisory | First Trust American Leadership Index | Cap Rate Return Limit [Member] | Protection Level 15 | Postive Return [Member] | Point To Point 6 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		999.00%	999.00%	999.00%	999.00%
Level Advantage 2 Income Advisory | First Trust American Leadership Index | Cap Rate Return Limit [Member] | Protection Level 20 | Postive Return [Member] | Point To Point 6 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		500.00%	500.00%	500.00%	500.00%
Level Advantage 2 Income Advisory | First Trust American Leadership Index | Cap Rate Return Limit [Member] | Protection Level 25 | Postive Return [Member] | Point To Point 6 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		350.00%	350.00%	350.00%	350.00%
Level Advantage 2 Income Advisory | First Trust American Leadership Index | Cap Rate Return Limit [Member] | Protection Level 30 | Postive Return [Member] | Point To Point 6 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		250.00%	250.00%	250.00%	250.00%
Level Advantage 2 Income Advisory | First Trust American Leadership Index | Participation Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 6 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		120.00%	125.00%	125.00%	125.00%
Level Advantage 2 Income Advisory | First Trust American Leadership Index | Participation Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 3 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		120.00%	120.00%	120.00%	120.00%
Level Advantage 2 Income Advisory | First Trust American Leadership Index | Dual Performance Trigger Rate | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		7.75%	7.75%	7.75%	7.75%
Level Advantage 2 Income Advisory | First Trust American Leadership Index | Dual Rate | Dual Plus 15 | Postive Return [Member] | Point To Point 6 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		200.00%	300.00%	300.00%	300.00%
Level Advantage 2 Income Advisory | Capital Group Growth ETF | Cap Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		19.50%	19.50%	19.50%	19.50%
Level Advantage 2 Income Advisory | Capital Group Growth ETF | Cap Rate Return Limit [Member] | Protection Level 15 | Postive Return [Member] | Point To Point 1 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		16.50%	16.50%	16.50%	16.50%
Level Advantage 2 Income Advisory | Capital Group Growth ETF | Performance Trigger Rate | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		13.75%	13.75%	13.75%	13.75%
Level Advantage 2 Income Advisory | Capital Group Growth ETF | Performance Trigger Rate | Protection Level 15 | Postive Return [Member] | Point To Point 1 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		12.25%	12.25%	12.25%	12.25%
Level Advantage 2 Income Advisory | Capital Group Growth ETF | Dual Performance Trigger Rate | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		9.50%	9.50%	9.50%	9.50%
Level Advantage 2 Income Advisory | Capital Group Global Growth Equity ETF | Cap Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		17.00%	17.00%	17.00%	17.00%
Level Advantage 2 Income Advisory | Capital Group Global Growth Equity ETF | Cap Rate Return Limit [Member] | Protection Level 15 | Postive Return [Member] | Point To Point 1 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		15.00%	15.00%	15.00%	15.00%
Level Advantage 2 Income Advisory | Capital Group Global Growth Equity ETF | Performance Trigger Rate | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		12.25%	12.25%	12.25%	12.25%
Level Advantage 2 Income Advisory | Capital Group Global Growth Equity ETF | Performance Trigger Rate | Protection Level 15 | Postive Return [Member] | Point To Point 1 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		11.00%	11.00%	11.00%	11.00%
Level Advantage 2 Income Advisory | Capital Group Global Growth Equity ETF | Dual Performance Trigger Rate | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		8.50%	8.50%	8.50%	8.50%
Level Advantage 2 Income Advisory | MSCI EAFE Index | Cap Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		23.00%	23.00%	23.00%	23.00%
Level Advantage 2 Income Advisory | MSCI EAFE Index | Participation Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 6 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		140.00%	140.00%	140.00%	140.00%